Analysis of bank and bond debt	12 Months Ended
Dec. 31, 2022
Analysis of bank and bond debt
Analysis of bank and bond debt

C7. Analysis of bank and bond debt

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are classified as current liabilities unless the Group has a continuing right to defer settlement of the liability for at least 12 months after the balance sheet date.

The Group’s bank debt facilities comprise:

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2022	2022	2022	2022	2021	2021	2021	2021
	£m	£m	£m	%	£m	£m	£m	%
Non-current
$700m term loan due October 2025	579	579	—	4.9	—	—	—	—
$1.0bn RCF due October 2027	827	—	827	0.14	—	—	—	—
£550m RCF due August 2025	—	—	—	—	550	—	550	0.14

During the year the Group amended, extended and increased its RCF with 16 relationship banks from £550m to $1.0bn in order to provide additional liquidity headroom in relation to the acquisition of Terminix Global Holdings, Inc. The RCF was undrawn throughout 2021 and 2022.

In addition, the Group entered into a £120m uncommitted RCF facility with ING Bank N.V. which was drawn down in full and repaid during the period. This facility was cancelled on 30 June 2022.

In June 2022, the Group issued three new bonds: €850m 5-year at 3.875%; €600m 8-year at 4.375%; and £400m 10-year at 5.0%. These bonds fully covered the $1.3bn cash element of the Terminix transaction consideration.

In October 2022 the Group entered into a term loan arrangement, borrowing $700m at a floating interest rate based on SOFR plus a 60bps margin.

There are no financial covenants on the RCF or any other debt facility.

Medium-term notes and bond debt comprises:

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2022	2022	2021	2021
Non-current
€400m bond due November 2024	Fixed 0.95%	Fixed 3.21%	Fixed 0.95%	Fixed 3.08%
€500m bond due May 2026	Fixed 0.875%	Fixed 1.78%	Fixed 0.875%	Fixed 1.54%
€850m bond due June 2027	Fixed 3.875%	Fixed 3.98%	—	—
€600m bond due October 2028	Fixed 0.5%	Fixed 1.3%	Fixed 0.50%	Fixed 1.08%
€600m bond due June 2030	Fixed 4.375%	Fixed 4.38%	—	—
£400m bond due June 2032	Fixed 5.0%	Fixed 5.11%	—	—
Average cost of bond debt at year-end rates		3.28%		1.78%

The effective hedged interest rate reflects the interest rate payable after the impact of interest due from cross-currency swaps. The Group’s hedging strategy is to hold foreign currency debt in proportion to foreign currency profit and cash flows, which are mainly in euro and US dollar. As a result, the Group has swapped a portion of the bonds it has issued into US dollars, thus increasing the effective hedged interest rate.

The Group considers the fair value of other current liabilities to be equal to the carrying value.